United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
                  Certified Shareholder Report of Registered
                       Management Investment Companies




                                  811-10625

                     (Investment Company Act File Number)


                        Federated Core Trust II, L.P.
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)



                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000


                                (412) 288-1900
                       (Registrant's Telephone Number)


                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                      Date of Fiscal Year End: 11/30/05


              Date of Reporting Period: Six months ended 5/31/05
                                        ------------------------







Item 1.     Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT


May 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE


FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)

                                              Six Months
                                                 Ended
                                              (unaudited)        Year Ended                 Period Ended
                                               5/31/2005         11/30/2004               11/30/2003   (1)
Net Asset Value, Beginning of Period            $11.21             $10.14                   $10.00
Income From Investment Operations:
Net investment income                            0.15               0.25                     0.01
Net realized and unrealized gain on
investments                                      0.10               0.82                     0.13
  TOTAL FROM INVESTMENT OPERATIONS               0.25               1.07                     0.14
Net Asset Value, End of Period                  $11.46             $11.21                   $10.14
Total Return(2)                                  2.23      %        10.55     %              1.40       %

Ratios to Average Net Assets:
Expenses                                         0.05     %(3,4)    0.05      %              0.05      %(3)
Net investment income                            1.77     %(3)      2.09      %              2.21      %(3)
Expense waiver/reimbursement(5)                  0.10     %(3)      0.08      %              0.49      %(3)
Supplemental Data:
Net assets, end of period (000 omitted)        $176,384           $197,818                 $185,555
Portfolio turnover                                12       %         55       %                8        %

1 Reflects operations for the period from October 28, 2003 (date of initial investment) to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly
for directed brokerage arrangements. The expense ratio is   0.05% for the six
months ended May 31, 2005 after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


See Notes which are an integral part of the Financial Statements



SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.



ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.



HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.




Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.




                                            Beginning                  Ending            Expenses Paid
                                          Account Value            Account Value            During
                                            12/1/2004                5/31/2005             Period(1)
Actual                                        $1,000                 $1,022.30               $0.25
Hypothetical (assuming a 5% return
before expenses)                              $1,000                 $1,024.68               $0.25

1 Expenses are equal to the Fund's annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS SUMMARY TABLE





At May 31, 2005, the Fund's sector composition1 was as follows:



                                                    Percentage of
Sector                                             Total Net Assets
Financials                                              18.9%
Information Technology                                  18.8%
Consumer Discretionary                                  13.5%
Consumer Staples                                        11.2%
Healthcare                                              11.2%
Industrials                                              9.6%
Energy                                                   7.9%
Telecommunication Services                               3.8%
Materials                                                1.9%
Utilities                                                0.9%
Cash Equivalents(2)                                      2.2%
Other Assets and Liabilities - Net(3)                    0.1%
  TOTAL                                                 100.0%

1 Except for Cash Equivalents, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS


May 31, 2005 (unaudited)



         Shares or
         Principal
           Amount                                                                                Value
                            COMMON STOCKS--97.7%
                            Consumer Discretionary--13.5%
           47,900           Clear Channel Communications, Inc.                           $     1,400,117
           58,500      (1)  Comcast Corp., Class A                                             1,850,940
           43,500           Gap (The), Inc.                                                     913,500
           22,300           Hasbro, Inc.                                                        450,014
           68,700           Home Depot, Inc.                                                   2,703,345
           77,900       (1) Interpublic Group Cos., Inc.                                        961,286
           27,000           Johnson Controls, Inc.                                             1,529,820
           71,200           McDonald's Corp.                                                   2,202,928
           20,300           Nike, Inc., Class B                                                1,668,660
           17,000           Omnicom Group, Inc.                                                1,392,130
           45,200           Target Corp.                                                       2,427,240
           78,600      (1)  Time Warner, Inc.                                                  1,367,640
           66,513           Viacom, Inc., Class B                                              2,280,731
           97,400           Walt Disney Co.                                                    2,672,656
                            Total                                                              23,821,007
                            Consumer Staples--11.2%
           67,300           Altria Group, Inc.                                                 4,518,522
           56,300           Coca-Cola Co.                                                      2,512,669
           62,700           Gillette Co.                                                       3,306,798
          114,200       (1) Kroger Co.                                                         1,915,134
           44,700           PepsiCo, Inc.                                                      2,516,610
           26,500           Procter & Gamble Co.                                               1,461,475
           73,200           Wal-Mart Stores, Inc.                                              3,457,236
                            Total                                                              19,688,444
                            Energy--7.9%
           36,974           Chevron Corp.                                                      1,988,462
           16,500           ConocoPhillips                                                     1,779,360
          138,064           Exxon Mobil Corp.                                                  7,759,197
           21,400           Halliburton Co.                                                     914,636
           28,900      (1)  Transocean Sedco Forex, Inc.                                       1,439,509
                            Total                                                              13,881,164
                            Financials--18.9%
           20,200           Ace Ltd.                                                            873,044
           42,804           Allstate Corp.                                                     2,491,193
           25,716           American International Group, Inc.                                 1,428,524
           59,192           Bank of America Corp.                                              2,741,773
           60,200           Bank of New York Co., Inc.                                         1,734,964
           94,965           Citigroup, Inc.                                                    4,473,801
           19,400           Federal National Mortgage Association                              1,149,256
           16,700           Goldman Sachs Group, Inc.                                          1,628,250
           76,000           J.P. Morgan Chase & Co.                                            2,717,000
           21,300           Lehman Brothers Holdings, Inc.                                     1,963,860
          104,900           MBNA Corp.                                                         2,212,341
           50,600           Merrill Lynch & Co., Inc.                                          2,745,556
           60,700           Morgan Stanley                                                     2,971,872
           35,300           Wachovia Corp.                                                     1,791,475
           41,600           Wells Fargo & Co.                                                  2,513,056
                            Total                                                              33,435,965
                            Healthcare--11.2%
           43,500           Abbott Laboratories                                                2,098,440
           54,700           Baxter International, Inc.                                         2,018,430
           15,085      (1)  Biogen Idec, Inc.                                                   589,823
           6,100       (1)  Genentech, Inc.                                                     483,425
           15,900           HCA Inc.                                                            858,600
           31,300           Johnson & Johnson                                                  2,100,230
           33,000           McKesson HBOC, Inc.                                                1,328,910
           58,200           Medtronic, Inc.                                                    3,128,250
           35,200           Merck & Co., Inc.                                                  1,141,888
          107,441           Pfizer, Inc.                                                       2,997,604
           71,300           Wyeth                                                              3,092,281
                            Total                                                              19,837,881
                            Industrials--9.6%
           34,300           3M Co.                                                             2,629,095
           19,000           Caterpillar, Inc.                                                  1,788,090
          227,200           General Electric Co.                                               8,288,256
           89,800           Tyco International Ltd.                                            2,597,914
           54,100           Waste Management, Inc.                                             1,595,409
                            Total                                                              16,898,764
                            Information Technology--18.8%
           51,100           Analog Devices, Inc.                                               1,894,788
          302,700           Applied Materials, Inc.                                            4,967,307
           58,000      (1)  BMC Software, Inc.                                                  987,160
          187,600      (1)  Cisco Systems, Inc.                                                3,635,688
           52,000      (1)  Dell, Inc.                                                         2,074,280
          194,400       (1) EMC Corp. Mass                                                     2,733,264
           27,200           IBM Corp.                                                          2,054,960
          123,100           Intel Corp.                                                        3,315,083
           50,600           KLA-Tencor Corp.                                                   2,297,746
           33,300      (1)  Lam Research Corp.                                                 1,021,644
          172,900           Microsoft Corp.                                                    4,460,820
          218,800      (1)  Oracle Corp.                                                       2,805,016
           45,200      (1)  Siebel Systems, Inc.                                                416,744
           23,400      (1)   Symantec Corp.                                                     529,074
                            Total                                                              33,193,574
                            Materials--1.9%
           57,900           Alcoa, Inc.                                                        1,569,090
           39,700           Du Pont (E.I.) de Nemours & Co.                                    1,846,447
                            Total                                                              3,415,537
                            Telecommunication Services--3.8%
           80,400           BellSouth Corp.                                                    2,151,504
          111,900           SBC Communications, Inc.                                           2,616,222
           45,618           Verizon Communications                                             1,613,965
           10,300           Vodafone Group PLC, ADR                                             259,354
                            Total                                                              6,641,045
                            Utilities--0.9%
           62,700           NiSource, Inc.                                                     1,511,070
                            Total Common Stocks (identified cost $157,298,716)                172,324,451
                            REPURCHASE AGREEMENT--2.2%
$        3,868,000          Interest in $3,070,000,000 joint repurchase
                            agreement with Barclays Capital, Inc., 3.08%, dated
                            5/31/2005, to be repurchased at $3,868,331 on
                            6/1/2005, collateralized by U.S. Government Agency
                            Obligations with various maturities to 5/5/2008,
                            collateral market value $3,131,400,678 (AT AMORTIZED
                            COST)                                                              3,868,000
                            Total Investments--99.9% (identified cost
                            $161,166,716)(2)                                                  176,192,451
                            OTHER ASSETS AND LIABILITIES--NET--0.1%                               191,925
                            TOTAL NET ASSETS--100%                                        $    176,384,376

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $161,166,716.


Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.



The following acronym is used throughout this portfolio:

ADR         --American Depositary Receipt


See Notes which are an integral part of the Financial Statements


STATEMENT OF ASSETS AND LIABILITIES


May 31, 2005 (unaudited)



Assets:
Total investments in securities, at value
(identified cost $161,166,716)                                    $176,192,451
Cash                                                                   916
Income receivable                                                    286,090
Receivable for investments sold                                      595,224
   TOTAL ASSETS                                                    177,074,681
Liabilities:
Payable for investments purchased                   $665,181
Payable for custodian fees                           3,151
Payable for transfer and dividend disbursing
agent fees and expenses                              3,971
Payable for portfolio accounting fees (Note 5)       3,248
Accrued expenses                                     14,754
   TOTAL LIABILITIES                                                 690,305
Net assets for 15,394,707 shares outstanding                      $176,384,376
Net Assets Consist of:
Paid in capital                                                   $148,700,098
Net unrealized appreciation of investments                         15,025,735
Accumulated net realized gain on investments                        6,400,438
Undistributed net investment income                                 6,258,105
   TOTAL NET ASSETS                                               $176,384,376
Net Asset Value, Offering Price and Redemption
Proceeds Per Share:
$176,384,376 / 15,394,707 shares outstanding,
no par value, unlimited shares authorized                            $11.46


See Notes which are an integral part of the Financial Statements


STATEMENT OF OPERATIONS


Six Months Ended May 31, 2005 (unaudited)



Investment Income:
Dividends                                                                                           $1,669,115
Interest                                                                                              52,201
   TOTAL INCOME                                                                                      1,721,316
Expenses:
Administrative personnel and services fee
(Note 5)                                                                     $70,908
Custodian fees                                                                6,084
Transfer and dividend disbursing agent fees
and expenses (Note 5)                                                         6,476
Directors'/Trustees' fees                                                     4,034
Auditing fees                                                                 9,986
Legal fees                                                                    2,526
Portfolio accounting fees (Note 5)                                            40,426
Insurance premiums                                                            5,374
Miscellaneous                                                                 4,199
   TOTAL EXPENSES                                                            150,013
Waivers, Reimbursement and Expense
Reduction:
Waiver of administrative personnel and
services fee (Note 5)                             $(70,908)
Waiver of transfer and dividend disbursing
agent fees and expenses (Note 5)                    (922)
Reimbursement of other operating expenses
(Note 5)                                           (26,417)
Fees paid indirectly from directed broker
arrangements                                       (2,993)
   TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE
  REDUCTION                                                                  (101,240)
Net expenses                                                                                          48,773
Net investment income                                                                                1,672,543
Realized and Unrealized Gain (Loss) on
Investments:
Net realized gain on investments                                                                     2,757,631
Net change in unrealized appreciation of
investments                                                                                           (64,029)
Net realized and unrealized gain on
investments                                                                                          2,693,602
Change in net assets resulting from
operations                                                                                          $4,366,145


See Notes which are an integral part of the Financial Statements


STATEMENT OF CHANGES IN NET ASSETS


                                                    Six Months
                                                       Ended
                                                   (unaudited)                        Year Ended
                                                    5/31/2005                         11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income                               $1,672,543                       $4,362,421
Net realized gain on investments                    2,757,631                         3,813,589
Net change in unrealized
appreciation/depreciation of investments             (64,029)                        12,487,319
  CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                        4,366,145                        20,663,329
Share Transactions:
Contributions                                           --                           28,600,100
Withdrawals                                        (25,800,000)                      (37,000,001)
  CHANGE IN NET ASSETS RESULTING FROM SHARE
  TRANSACTIONS                                     (25,800,000)                      (8,399,901)
Change in net assets                               (21,433,855)                      12,263,428
Net Assets:
Beginning of period                                197,818,231                      185,554,803
End of period (including undistributed net
investment income of $6,258,105 and
$4,585,562, respectively)                          $176,384,376                    $197,818,231


See Notes which are an integral part of the Financial Statements


NOTES TO FINANCIAL STATEMENTS


May 31, 2005 (unaudited)



1.    ORGANIZATION


Capital Appreciation Core Fund (the "Fund") is a diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of two portfolios. The financial statements included herein are only those of the Fund. The investment objective of the Fund is to provide capital appreciation. Currently, the Fund is only available for purchase by other Federated funds and their affiliates.


2.    SIGNIFICANT ACCOUNTING POLICIES


The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles
(GAAP) in the United States of America.




Investment Valuation


Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").




Repurchase Agreements


It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.



The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.




Investment Income, Expenses and Distributions and Tax


Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.




Premium and Discount Amortization


All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.




Federal Taxes


As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits.



When-Issued and Delayed Delivery Transactions


The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.




Use of Estimates


The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.




Other


Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.


3.    CONTRIBUTIONS/WITHDRAWALS


Transactions in shares were as follows:



                                          Six Months Ended           Year Ended
                                       (unaudited) 5/31/2005         11/30/2004
Proceeds from contributions                      -                   2,713,791
Fair value withdrawals                      (2,258,290)             (3,366,781)
  TOTAL CHANGE RESULTING FROM               (2,258,290)              (652,990)
  CONTRIBUTIONS/WITHDRAWALS

4.    FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $161,166,716. The net unrealized appreciation of investments for federal tax purposes was $15,025,735. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,825,849 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,800,114.


5.    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Counseling is the Fund's investment adviser (the "Adviser"), subject to the direction of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at any time at its sole discretion.


Administrative Fee


Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of the Trust as specified below:



                                         Average Aggregate Daily Net Assets
  Maximum Administrative Fee                        of the Trust
            0.150%                            on the first $5 billion
            0.125%                             on the next $5 billion
            0.100%                            on the next $10 billion
            0.075%                       on assets in excess of $20 billion


The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to March 1, 2005, FASI served as transfer and dividend disbursing agent for the Fund. The fee paid to FASI was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FASI during the reporting period was $2,752, after voluntary waiver, if applicable.

Portfolio Accounting Fees

FASI maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2005, the Fund's expenses were reduced by $2,993 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.


6     INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six-months ended May 31, 2005, were as follows:

Purchases                                         $    21,890,826
Sales                                             $    45,037,041



7     LEGAL PROCEEDINGS


Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.




QUARTERLY PORTFOLIO SCHEDULE




The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.



Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Cusip 31409R201

31869 (7/05)



EMERGING MARKETS FIXED INCOME CORE FUND

SEMI-ANNUAL SHAREHOLDER REPORT


May 31, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout Each Period)



                                   Six Months Ended
                                   (unaudited)                 Year Ended November 30,            Period Ended
                                   5/31/2005                   2004             2003              11/30/2002   (1)
Net Asset Value, Beginning of
Period                             $15.91                      $14.39           $10.98            $10.00
Income From Investment Operations:
Net investment income              0.62               (2)      0.91             0.85              0.83         (3)
Net realized and unrealized gain
on investments, options, futures
contracts and foreign currency
transactions                       0.39                        0.61             2.56              0.15         (3)
 TOTAL FROM INVESTMENT OPERATIONS  1.01                        1.52             3.41              0.98
Net Asset Value, End of Period     $16.92                      $15.91           $14.39            $10.98
Total Return(4)                    6.35               %        10.56      %     31.06     %       9.80         %
Ratios to Average Net Assets:
Expenses                           0.05               %(5)     0.05       %     0.05      %       0.05         %(5)

Net investment income              7.68               %(5)     7.80       %     8.85      %       10.58        %3,(5)
Expense waiver/reimbursement(6)    0.11               %(5)     0.21       %     0.23      %       0.42         %(5)
Supplemental Data:
Net assets, end of period (000
omitted)                           $255,683                    $146,778         $131,056          $80,515
Portfolio turnover                 39                 %        54         %     97        %       178          %

1 Reflects operations for the period from January 14, 2002 (date of initial investment) to November 30, 2002.

2 Based on average shares outstanding.

3 Effective January 14, 2002, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the period ended November 30, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 10.39% to 10.58%.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


See Notes which are an integral part of the Financial Statements



SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.



ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.



HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.




Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.




                                  Beginning         Ending        Expenses Paid
                                Account Value    Account Value        During
                                  12/1/2004        5/31/2005          Period(1)
Actual                             $1,000          $1,063.50          $0.26
Hypothetical (assuming a 5%
return beforeexpenses)             $1,000          $1,024.68          $0.25

1 Expenses are equal to the Fund's annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS SUMMARY TABLES




At May 31, 2005 the Fund's credit quality ratings composition(1) was as follows:



 S&P Long-Term Ratings as                                    Moody's Long-Term Ratings as
 Percentage of Total Net Assets                             Percentage of Total Net Assets
 AAA                           0.0%            Aaa                                             0.0%
 AA                            0.0%            Aa                                              0.0%
 A                             3.5%            A                                               2.1%
 BBB                           7.0%            Baa                                            19.2%
 BB                            65.7%           Ba                                             20.7%
 B                             10.5%           B                                              40.7%
 CCC                           0.6%            Caa                                             1.5%
 CC                            0.0%            Ca                                              0.0%
 C                             0.0%            C                                               0.0%
 D                             0.0%            D                                               0.0%
 Not Rated by S&P(2)           0.6%            Not Rated by Moody's(2)                         3.7%
 Other Securities(3)           0.0%            Other Securities(3)                             0.0%
 Cash Equivalents(4)           10.4%           Cash Equivalents(4)                            10.4%
 Other Assets and              1.7%            Other Assets and Liabilities - Net(5)           1.7%
 Liabilities - Net(5)
 TOTAL                         100.0%            TOTAL                                        100.0%


At May 31, 2005 the Fund's issuer country and currency exposure composition(6) were as follows:




                          Country Exposure              Currency Exposure as a
                          as a Percentage of            Percentage of Total Net
Country                    Total Net Assets                      Assets
Brazil                          22.3%                            0.0%
Russia                          19.9%                            0.0%
Mexico                          9.0%                             2.6%
Venezuela                       7.2%                             0.0%
Colombia                        6.9%                             0.0%
Philippines                     6.8%                             0.0%
Turkey                          5.2%                             0.0%
Peru                            2.7%                             0.0%
Kazakhstan                      1.6%                             0.0%
El Salvador                     1.3%                             0.0%
Bulgaria                        1.0%                             0.0%
Malaysia                        1.0%                             0.0%
Guatemala                       0.8%                             0.0%
Panama                          0.8%                             0.0%
Ukrainan SSR                    0.8%                             0.0%
Argentina                       0.6%                             0.0%
United States(7)                0.0%                             85.3%
Cash Equivalents(4)             10.4%                            10.4%
Other Assets and                1.7%                             1.7%
Liabilities - Net(5)
TOTAL                          100.0%                           100.0%

1 These tables depict the long-term credit quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit quality ratings in the Fund's Statement of Additional Information.

2 Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 0.2% do not have long-term ratings by either of these NRSROs.

3 Other Securities include options that do not qualify for credit ratings from an NRSRO. Represents less than 0.01%.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.

5 See Statement of Assets and Liabilities.

6 This table depicts the Fund's exposure to various countries and currencies through its investment in foreign fixed income securities. With respect to foreign corporate fixed income securities, country allocations are based primarily on the country in which the issuing company (the "Issuer") is incorporated. However, the Fund's adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's office, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.

7 Consists of U.S. dollar denominated fixed income securities issued by an entity not domiciled in the United States.

PORTFOLIO OF INVESTMENTS

May 31, 2005 (unaudited)



     Principal
     Amount or                                                                  Value in
      Shares                                                                  U.S. Dollars
                     CORPORATE BONDS--25.2%
                     Banking--1.0%
 $   2,500,000  (1)  Turanalem Finance BV, Bank Guarantee, 8.50%,
                     2/10/2015                                               $ 2,550,000
                     Brewing--2.5%
     5,850,000  (1)  Bavaria, Series 144A, 8.875%, 11/1/2010                    6,435,000
                     Broadcast Radio & TV--1.8%
     3,800,000       Grupo Televisa S.A., Sr. Note, 8.50%,
                     3/11/2032                                                  4,510,638
                     Cable & Wireless Television--1.1%
     2,520,000       Innova S De R.L., 9.375%, 9/19/2013                        2,809,800
                     Chemicals & Plastics--0.6%
     1,250,000       Braskem SA, Series REGS, 11.75%, 1/22/2014                 1,462,500
                     Container & Glass Products--0.9%
      600,000        Vicap SA, Sr. Note, Series EXCH, 11.375%,
                     5/15/2007                                                   565,500
     1,950,000  (1)  Vitro SA, Note, Series 144A, 11.75%, 11/1/2013             1,672,125
                     Total                                                      2,237,625
                     Hotels, Motels, Inns & Casinos--1.0%
     2,500,000  (1)  Grupo Posadas SA de C.V., Sr. Note, 8.75%,
                     10/4/2011                                                  2,631,250
                     Oil & Gas--6.8%
     4,575,000  (1)  Gaz Capital SA, Note, Series 144A, 8.625%,
                     4/28/2034                                                  5,524,312
     4,960,000  (1)  Gazprom, Note, Series 144A, 9.625%, 3/1/2013               5,976,800
     2,000,000       Petronas Capital Ltd., Series REGS, 7.875%,
                     5/22/2022                                                  2,491,748
     2,200,000  (1)  Petrozuata Finance, Inc., Company Guarantee,
                     Series 144A, 8.22%, 4/1/2017                               2,068,000
     1,420,000  (1)  Tengizchevroil LLP, Series 144A, 6.124%,
                     11/15/2014                                                 1,441,300
                     Total                                                     17,502,160
                     Sovereign--3.0%
     6,000,000  (1)  Aries Vermogensverwaltng, Credit-Linked Note,
                     Series 144A, 9.60%, 10/25/2014                             7,717,500
                     Steel--1.8%
     2,700,000  (1)  CSN Islands IX Corp., Sr. Note, Series 144A,
                     10.00%, 1/15/2015                                          2,902,500
     1,500,000  (1)  CSN Islands VIII Corp., Company Guarantee,
                     Series 144A, 9.75%, 12/16/2013                             1,605,000
                     Total                                                      4,507,500
                     Telecommunications & Cellular--4.0%
     1,225,000       Axtel SA, 11.00%, 12/15/2013                               1,316,875
     1,000,000  (1)  Mobile Telesystems, Series 144A, 8.375%,
                     10/14/2010                                                 1,030,000
     4,050,000       Philippine Long Distance Telephone Co., Sr.
                     Unsub., 11.375%, 5/15/2012                                 4,829,625
     3,000,000  (1)  Telefonos de Mexico, Series 144A, 5.50%,
                     1/27/2015                                                  2,956,710
                     Total                                                     10,133,210
                     Utilities--0.7%
     1,700,000  (1)  CIA Saneamento Basico, Note, Series 144A,
                     12.00%, 6/20/2008                                          1,912,500
                     Total Corporate Bonds (identified cost
                     $61,111,942)                                              64,409,683
                     GOVERNMENTS/AGENCIES--62.7%
                     Sovereign--62.7%
     1,700,000       Argentina, Government of, Bond, 3.01%,
                     8/3/2012                                                   1,513,850
     5,435,364       Brazil, Government of, 4.3125%, 4/15/2012                  5,217,949
      500,000        Brazil, Government of, 8.875%, 10/14/2019                   523,500
     8,300,000       Brazil, Government of, 14.50%, 10/15/2009                 10,852,250
     3,800,000       Brazil, Government of, Bond, 10.125%,
                     5/15/2027                                                  4,332,000
     1,000,000       Brazil, Government of, Bond, 10.50%, 7/14/2014             1,175,000
     4,475,000       Brazil, Government of, Bond, 11.50%, 3/12/2008             5,168,625
     5,752,421       Brazil, Government of, C Bond, 8.00%,
                     4/15/2014                                                  5,867,469
     2,000,000       Brazil, Government of, Note, 8.75%, 2/4/2025               2,025,000
     7,310,000       Brazil, Government of, Note, 11.00%, 1/11/2012             8,680,625
     4,400,000       Brazil, Government of, Note, 12.00%, 4/15/2010             5,368,000
     2,100,000  (1)  Bulgaria, Government of, Bond, 8.25%,
                     1/15/2015                                                  2,635,500
      450,000        Colombia, Government of, 9.75%, 4/23/2009                   508,838
     1,780,000       Colombia, Government of, 10.00%, 1/23/2012                 2,044,330
     1,750,000       Colombia, Government of, 10.75%, 1/15/2013                 2,086,875
     3,200,000       Colombia, Government of, Bond, 8.125%,
                     5/21/2024                                                  3,160,000
     2,600,000       Colombia, Government of, Bond, 11.75%,
                     2/25/2020                                                  3,347,500
     3,250,000       El Salvador, Government of, Bond, 8.25%,
                     4/10/2032                                                  3,388,125
     1,750,000  (1)  Guatemala, Government of, Note, 9.25%,
                     8/1/2013                                                   2,047,500
    48,311,300       Mexican Fixed Rate Bonds, Bond, 10.00%,
                     12/5/2024                                                  4,453,249
    13,440,000       Mexico, Government of, 8.00%, 12/7/2023                    1,031,676
    12,970,000       Mexico, Government of, Bond, 8.00%, 12/19/2013             1,077,105
     1,700,000       Panama, Government of, 9.625%, 2/8/2011                    2,034,900
     1,300,000       Peru, Government of, Bond, 8.75%, 11/21/2033               1,449,500
      850,000        Peru, Government of, Note, 9.125%, 2/21/2012               1,011,500
     3,630,000       Peru, Government of, Note, 9.875%, 2/6/2015                4,432,230
     4,600,000       Philippines, Government of, 9.375%, 1/18/2017              4,995,600
     3,250,000       Philippines, Government of, 9.875%, 1/15/2019              3,534,375
     1,200,000       Philippines, Government of, Note, 8.25%,
                     1/15/2014                                                  1,227,000
     2,425,000       Philippines, Government of, Note, 10.625%,
                     3/16/2025                                                  2,728,125
     3,950,000       Russia, Government of, 8.25%, 3/31/2010                    4,317,943
     1,500,000       Russia, Government of, 10.00%, 6/26/2007                   1,661,850
    16,800,000       Russia, Government of, Unsub., 5.00%,
                     3/31/2030                                                 18,459,000
     3,500,000       Russia, Government of, Unsub., 12.75%,
                     6/24/2028                                                  6,223,700
     2,850,000       Turkey, Government of, 9.50%, 1/15/2014                    3,320,250
     1,810,000       Turkey, Government of, 11.00%, 1/14/2013                   2,258,880
     2,000,000       Turkey, Government of, Note, 7.375%, 2/5/2025              1,948,000
     1,300,000       Turkey, Government of, Note, 11.50%, 1/23/2012             1,635,400
     1,000,000       Turkey, Government of, Sr. Unsub., 11.875%,
                     1/15/2030                                                  1,391,250
     2,275,000       Turkey, Government of, Sr. Unsub., 12.375%,
                     6/15/2009                                                  2,790,970
      600,000        Ukraine, Government of, Bond, 7.65%, 6/11/2013              653,550
     1,362,728       Ukraine, Government of, Sr. Note, 11.00%,
                     3/15/2007                                                  1,453,281
      800,000        Venezuela, Government of, 8.50%, 10/8/2014                  806,000
      670,000        Venezuela, Government of, 9.375%, 1/13/2034                 678,710
     3,475,000       Venezuela, Government of, 10.75%, 9/19/2013                3,961,500
     8,920,000       Venezuela, Government of, Bond, 9.25%,
                     9/15/2027                                                  9,013,660
     1,850,000       Venezuela, Government of, Par Bond, 6.75%,
                     3/31/2020                                                  1,846,300
                     Total government/agencies (Identified cost
                     $152,424,783)                                             160,338,440
                     PURCHASED PUT OPTION--0.0%
     5,200,000       State Street MXN PUT/USD CALL, Expiration
                     Date, 6/10/2005 (IDENTIFIED COST $60,060)                     156
                     REPURCHASE AGREEMENT--10.4%
    26,571,000       Interest in $3,070,000,000 joint repurchase
                     agreement with Barclays Capital, Inc., 3.08%,
                     dated 5/31/2005, to be repurchased at
                     $26,573,273 on 6/1/2005, collateralized by
                     U.S. Government Agency Obligations with
                     various maturities to 5/5/2008, collateral
                     market value $3,131,400,678 (AT AMORTIZED
                     COST)                                                     26,571,000
                     Total Investments--98.3%
                     (identified cost $240,167,785)2                           251,319,279
                     other assets and liabilities--net--1.7%                      4,364,215
                     total net assets--100%                              $      255,683,494

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, these securities amounted to $51,105,997 which represents 20.0% of total net assets.

2 The cost of investments for federal tax purposes amounts to $240,642,948.


Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.



The following acronyms are used throughout this portfolio:

MXN                  --Mexican Peso
USD                  --United States Dollar


See Notes which are an integral part of the Financial Statements


STATEMENT OF ASSETS AND LIABILITIES


May 31, 2005 (unaudited)



Assets:
Investment in securities                                 $   224,748,279
Investments in repurchase agreements                          26,571,000
Total investments in securities, at value
(identified cost $240,167,785)                                                                 251,319,279
Cash denominated in foreign currencies
(identified cost $636)                                                                             650
Cash                                                                                             10,284
Income receivable                                                                               4,390,789
  TOTAL ASSETS                                                                                 255,721,002
Liabilities:
Payable for custodian fees                               $      9,579
Payable for transfer and dividend disbursing
agent fees and expenses                                         3,432
Payable for auditing fees                                       16,980
Payable for portfolio accounting fees (Note 5)                  2,767
Payable for insurance premiums                                  4,321
Accrued expenses                                                 429
  TOTAL LIABILITIES                                                                              37,508
Net assets for 15,113,739 shares outstanding                                              $    255,683,494
Net Assets Consist of:
Paid in capital                                                                           $    200,844,215
Net unrealized appreciation of investments,
options and translation of assets and
liabilities in foreign currency                                                                11,156,700
Accumulated net realized gain on investments,
options, futures contracts and foreign currency
transactions                                                                                   13,497,108
Undistributed net investment income                                                            30,185,471
  TOTAL NET ASSETS                                                                        $    255,683,494
Net Asset Value, Offering Price and Redemption
Proceeds Per Share
$255,683,494 / 15,113,739 shares outstanding                                                     $16.92


See Notes which are an integral part of the Financial Statements


STATEMENT OF OPERATIONS


Six Months Ended May 31, 2005 (unaudited)



Investment Income:
Interest                                                                                         $   6,333,837
Expenses:
Administrative personnel and services
fee (Note 5)                                                              62,329
Custodian fees                                                            18,071
Transfer and dividend disbursing agent
fees and expenses (Note 5)                                                6,619
Directors'/Trustees' fees                                                 2,969
Auditing fees                                                             11,468
Legal fees                                                                3,508
Portfolio accounting fees (Note 5)                                        25,330
Insurance premiums                                                        4,321
Miscellaneous                                                             2,981
  TOTAL EXPENSES                                                         137,596
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and
services fee                                    $   (62,329)
Reimbursement of other operating expenses           (30,298)
  TOTAL WAIVER AND REIMBURSEMENT                                         (92,627)
Net expenses                                                                                           44,969
Net investment income                                                                                6,288,868
Realized and Unrealized Gain (Loss) on
Investments, options and futures
contracts:
Net realized gain on investments,
options and foreign currency transactions                                                            3,007,366
Net realized gain on futures contracts                                                                 37,407
Net change in unrealized appreciation of
investments, options and translation of
assets and liabilities in foreign
currency                                                                                             1,639,625
Net realized and unrealized gain on
investments, options, futures contracts
and translation of assets and
liabilities in foreign currency                                                                      4,684,398
Change in net assets resulting from
operations                                                                                       $   10,973,266


See Notes which are an integral part of the Financial Statements


STATEMENT OF CHANGES IN NET ASSETS

                                                          Six Months
                                                            Ended
                                                         (unaudited)                     Year Ended
                                                          5/31/2005                      11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income                               $     6,288,868                 $    8,623,020
Net realized gain on investments, options,
futures contracts and foreign currency
transactions                                              3,044,773                      2,938,245
Net change in unrealized
appreciation/depreciation of investments,
options and translation of assets and
liabilties in foreign currency                            1,639,625                      (1,530,719)
  CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                              10,973,266                     10,030,546
Share Transactions:
Contributions                                            129,401,626                     42,556,000
Withdrawals                                              (31,469,000)                    (36,865,089)
  CHANGE IN NET ASSETS RESULTING FROM SHARE
  TRANSACTIONS                                            97,932,626                     5,690,911
Change in net assets                                     108,905,892                     15,721,457
Net Assets:
Beginning of period                                      146,777,602                    131,056,145
End of period (including undistributed net
investment income of $30,185,471 and
$23,896,603, respectively)                          $    255,683,494                $   146,777,602

See Notes which are an integral part of the Financial Statements


NOTES TO FINANCIAL STATEMENTS


May 31, 2005 (unaudited)


1.    ORGANIZATION


Emerging Markets Fixed Income Core Fund (the "Fund") is a non-diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of two portfolios. The financial statements included herein are only those of the Fund. The Fund's primary investment objective is to achieve total return on assets. Its secondary investment objective is to achieve a high level of income. The Fund pursues these objectives by investing in an unhedged portfolio of foreign, high-yield, fixed-income securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates.


2.    SIGNIFICANT ACCOUNTING POLICIES


The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles
(GAAP) in the United States of America.




Investment Valuation


Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the latest bid and asked price as furnished by an independent pricing service. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").




Repurchase Agreements


It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.



The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.




Investment Income, Expenses and Distributions


Interest income and expenses are accrued daily. All net income realized and gain/ loss (realized and unrealized) will be allocated daily based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.




Premium and Discount Amortization


All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.




Federal Taxes


As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund).




When-Issued and Delayed Delivery Transactions


The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.




Futures Contracts


The Fund purchases and sells bond interest rate futures contracts to manage cash flows, enhance yield, and to potentially reduce transactions costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash, U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2005, the Fund had net realized gains of $37,407 on futures contracts.



Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with change in the value of the underlying securities.



At May 31, 2005, the Fund had no open futures contracts.




Foreign Currency Translation


The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.



Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.



Restricted Securities


Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.




Use of Estimates


The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.




Other


Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.


3.    CONTRIBUTIONS/WITHDRAWALS


Transactions in shares were as follows:



                                        Six Months Ended 5/31/2005    Year Ended 11/30/2004
Proceeds from contributions                     7,789,052                   2,704,394
Fair value of withdrawals                      (1,899,922)                 (2,586,633)
  TOTAL CHANGE RESULTING FROM                   5,889,130                    117,761
  CONTRIBUTIONS/WITHDRAWALS

4.    FEDERAL TAX INFORMATION




At May 31, 2005, the cost of investments for federal tax purposes was $240,642,948. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $10,676,331. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,232,744 and net unrealized depreciation from investments for those securities having an excess of cost over value of $556,413.


5.    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES



Investment Adviser Fee


Federated Investment Counseling, is the Fund's investment adviser (the "Adviser"), subject to the direction of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at any time at their sole discretion.




Administrative Fee


Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of the Trust as specified below:



                                          Average Aggregate Daily Net Assets
      Maximum Administrative Fee                     of the Trust
                0.150%                          on the first $5 billion
                0.125%                          on the next $5 billion
                0.100%                          on the next $10 billion
                0.075%                    on assets in excess of $20 billion



The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion.




Transfer and Dividend Disbursing Agent Fees and Expenses


Prior to March 1, 2005, FASI served as transfer and dividend disbursing agent for the Fund. The fee paid to FASI was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FASI during the reporting period was $3,367, after voluntary waiver, if applicable.




Portfolio Accounting Fees


FASI maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this waiver at any time at its sole discretion.




General


Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.


6.....INVESTMENT TRANSACTIONS


Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005, were as follows:



Purchases                                           $146,007,023
Sales                                               $61,857,892



7     CONCENTRATION OF CREDIT RISK


Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance. The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.



At May 31, 2005, the diversification of countries was as follows:



                             Percentage of
      Country                  Net Assets
      Brazil                     22.3%
      Russia                     19.9%
      Mexico                      9.0%
     Venezuela                    7.2%
     Colombia                     6.9%
    Philippines                   6.8%
      Turkey                      5.2%
       Peru                       2.7%
    Kazakhstan                    1.6%
    El Salvador                   1.3%
     Bulgaria                     1.0%
     Malaysia                     1.0%
     Guatemala                    0.8%
      Panama                      0.8%
   Ukrainan SSR                   0.8%
     Argentina                    0.6%



8     LEGAL PROCEEDINGS


Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.


QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.



Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.



Cusip 31409R102

31868 (7/05)





Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits













SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust II, L.P.

By          /S/Richard J. Thomas
             Richard J. Thomas, Principal Financial Officer

Date        July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/J. Christopher Donahue
             J. Christopher Donahue, Principal Executive Officer


Date        July 15, 2005


By          /S/Richard J. Thomas
              Richard J. Thomas, Principal Financial Officer


Date        July 15, 2005